Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Current and deferred income tax expense	$ 318,000	$ 62,000
Effective income tax rate	21.00%	21.00%
Net deferred tax assets	$ 57,121,000	$ 42,687,000
Valuation allowance period increase	14,700,000
Unrecognized tax benefits	$ 0
Tax credit carryforwards expiration year	2038
Unrecognized tax benefits, settlements		$ 1,400,000
Effective income tax rate	(0.60%)	0.00%
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 63,900,000
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 55,400,000
Net operating loss carryforwards, expiration year	2040
Research Tax Credit Carryforward [Member] | Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Research and development tax credit carryforwards	$ 4,300,000
Research Tax Credit Carryforward [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Research and development tax credit carryforwards	$ 1,800,000